SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS

Marizyme measures the following financial instruments at fair value on a recurring basis. As of June 30, 2023, and December 31, 2022, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
June 30, 2023	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$5,461,702
Contingent liabilities	-	-	7,717,000
Total	$-	$-	$13,178,702

	Fair Value Hierarchy
December 31, 2022	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,823,725
Contingent liabilities	-	-	9,707,000
Total	$-	$-	$14,530,725

Marizyme measures the following financial instruments at fair value on a recurring basis. At December 31, 2022 and 2021, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
December 31, 2022	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,823,725
Contingent liabilities	-	-	9,707,000
Total	$-	$-	$14,530,725

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$2,485,346
Contingent liabilities	-	-	11,313,000
Total	$-	$-	$13,798,346

SCHEDULE OF LIABILITIES FAIR VALUE MEASURED

The following table provides a roll forward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative and Contingent Liabilities
Balance at December 31, 2022	$14,530,725
Change in fair value of contingent liabilities	(1,990,000)
Derivative liabilities extinguished pursuant to Unit Private Placement (Note 7)	(4,823,725)
Derivative liabilities issued pursuant to OID Purchase Agreement (Note 7)	5,461,702
Balance at June 30, 2023	$13,178,702

The following table provides a roll forward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative and Contingent Liabilities
Balance at December 31, 2021	$13,798,346
Change in fair value of contingent liabilities	(1,606,000)
Derivative liabilities issued pursuant to Unit Purchase Agreement	2,338,379
Balance at December 31, 2022	$14,530,725